Note 19 - Leasing Arrangements - Schedule of Future Minimum Rental Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 315
2023	312
2024	314
2025	268
2026	89
Thereafter	802
Total	$ 2,100